Customer deposits and deposits from banks	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Customer deposits and deposits from banks
Note 10: Customer deposits and deposits from banks

By Maturity
	Demand		Total demand deposits	Term				Total term deposits
December 31, 2018	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits

Customers
Bermuda
Demand or less than $100k¹	1,378,539	2,158,971	3,537,510	12,387	4,306	8,049	14,644	39,386	3,576,896
Term - $100k or more	N/A	N/A	—	598,528	92,427	184,337	43,414	918,706	918,706
Total Bermuda	1,378,539	2,158,971	3,537,510	610,915	96,733	192,386	58,058	958,092	4,495,602

Non-Bermuda
Demand or less than $100k1	732,957	3,179,376	3,912,333	18,714	5,386	4,705	507	29,312	3,941,645
Term and $100k or more	N/A	N/A	—	608,390	126,022	235,278	11,482	981,172	981,172
Total non-Bermuda	732,957	3,179,376	3,912,333	627,104	131,408	239,983	11,989	1,010,484	4,922,817

Total customer deposits	2,111,496	5,338,347	7,449,843	1,238,019	228,141	432,369	70,047	1,968,576	9,418,419

Banks
Bermuda
Demand or less than $100k	8,100	—	8,100	—	—	—	—	—	8,100

Non-Bermuda
Demand or less than $100k	—	18,965	18,965	—	—	—	—	—	18,965
Term and $100k or more	N/A	N/A	—	6,656	—	101	—	6,757	6,757
Total non-Bermuda	—	18,965	18,965	6,656	—	101	—	6,757	25,722

Total bank deposits	8,100	18,965	27,065	6,656	—	101	—	6,757	33,822

Total deposits	2,119,596	5,357,312	7,476,908	1,244,675	228,141	432,470	70,047	1,975,333	9,452,241

	Demand		Total demand deposits	Term				Total term deposits
December 31, 2017	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits

Customers
Bermuda
Demand or less than $100k¹	1,840,201	2,578,411	4,418,612	13,983	4,267	8,640	13,984	40,874	4,459,486
Term - $100k or more	N/A	N/A	—	646,751	33,495	75,235	37,857	793,338	793,338
Total Bermuda	1,840,201	2,578,411	4,418,612	660,734	37,762	83,875	51,841	834,212	5,252,824

Non-Bermuda
Demand or less than $100k1	639,525	2,755,517	3,395,042	19,147	5,202	4,762	781	29,892	3,424,934
Term and $100k or more	N/A	N/A	—	657,134	88,650	94,245	6,205	846,234	846,234
Total non-Bermuda	639,525	2,755,517	3,395,042	676,281	93,852	99,007	6,986	876,126	4,271,168

Total customer deposits	2,479,726	5,333,928	7,813,654	1,337,015	131,614	182,882	58,827	1,710,338	9,523,992

Banks
Bermuda
Demand or less than $100k	442	—	442	—	—	—	—	—	442

Non-Bermuda
Demand or less than $100k	—	7,704	7,704	—	—	—	—	—	7,704
Term and $100k or more	N/A	N/A	—	4,220	—	100	—	4,320	4,320
Total non-Bermuda	—	7,704	7,704	4,220	—	100	—	4,320	12,024

Total bank deposits	442	7,704	8,146	4,220	—	100	—	4,320	12,466

Total deposits	2,480,168	5,341,632	7,821,800	1,341,235	131,614	182,982	58,827	1,714,658	9,536,458
¹ The weighted-average interest rate on interest-bearing demand deposits as at December 31, 2018 is 0.13% (December 31, 2017: 0.02%).

By Type and Segment	December 31, 2018			December 31, 2017
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda
Customers	3,537,510	958,092	4,495,602	4,418,649	834,211	5,252,860
Banks	8,100	—	8,100	442	—	442
Cayman
Customers	2,847,793	472,442	3,320,235	2,529,499	405,215	2,934,714
Banks	17,564	6,757	24,321	7,704	4,320	12,024
Channel Islands and the UK
Customers	1,064,540	538,042	1,602,582	865,506	470,912	1,336,418
Banks	1,401	—	1,401	—	—	—
Total Customers	7,449,843	1,968,576	9,418,419	7,813,654	1,710,338	9,523,992
Total Banks	27,065	6,757	33,822	8,146	4,320	12,466
Total deposits	7,476,908	1,975,333	9,452,241	7,821,800	1,714,658	9,536,458